Related Party Transactions (Details Textual)		1 Months Ended			12 Months Ended
	Dec. 03, 2018 USD ($)	Jul. 31, 2020 USD ($)	Jan. 08, 2019 USD ($) shares	Jan. 31, 2018 shares	Mar. 31, 2020 EUR (€)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)
Disclosure of transactions between related parties [line items]
Notes and debentures issued						$ 3,200,000
Events After Balance Sheet Date [Member]
Disclosure of transactions between related parties [line items]
Repayments Of Advance To Board Member Of Company		$ 1,000,000
Nekonal Agreement [Member]
Disclosure of transactions between related parties [line items]
Amount Used For Materials In Labs | €					€ 200,000
Investment Agreement Description					One of the three directors on the Board of Directors of Nekonal is represented by the Company. Under the terms of the Nekonal Agreement, prior the acquisition of SalvaRx, SalvaRx invested an initial €600,000. €300,000 was invested to further the drug development efforts of Nekonal's technology in cancer immunotherapy. Of the investment €50,000 was paid to each of SalvaRx and Nekonal SARL for fees called for under the services agreements with SalvaRx (management fees) and Nekonal SARL (scientist fees), respectively, for labor fees. The remainder of €200,000 was used for materials in the labs. Additionally, the CEO of the Company is also the CEO of Nekonal and employees of the Company comprise the management team of Nekonal under the service agreement for management services.	One of the three directors on the Board of Directors of Nekonal is represented by the Company. Under the terms of the Nekonal Agreement, prior the acquisition of SalvaRx, SalvaRx invested an initial €600,000. €300,000 was invested to further the drug development efforts of Nekonal's technology in cancer immunotherapy. Of the investment €50,000 was paid to each of SalvaRx and Nekonal SARL for fees called for under the services agreements with SalvaRx (management fees) and Nekonal SARL (scientist fees), respectively, for labor fees. The remainder of €200,000 was used for materials in the labs. Additionally, the CEO of the Company is also the CEO of Nekonal and employees of the Company comprise the management team of Nekonal under the service agreement for management services.
Scientist Fees						$ 50,000
SalvaRx Group plc. [Member]
Disclosure of transactions between related parties [line items]
Business combination acquisition percentage			100.00%
Exchange of common stock | shares			8,050,701
Cash Consideration From Issuance Of Shares			$ 92,600,000
Management Fees | €					€ 50,000
SalvaRx Group plc. [Member] | Nekonal Agreement [Member]
Disclosure of transactions between related parties [line items]
Initial Investment | €					600,000
Additional Investment | €					€ 300,000
Portage Glasgow Ltd. [Member]
Disclosure of transactions between related parties [line items]
Wholly-owned subsidiary, description				the Company's wholly-owned subsidiary, PPL, acquired 650 ordinary shares, or 65%, of Portage Glasgow Ltd. (PGL), a newly incorporated company in Glasgow, Scotland at less than $0.01 per share for a total consideration of $9.11.
Current prepayments and current accrued income							$ 73,412
Number Of Shares Acquired | shares				650
Proportion of ownership interest in subsidiary				65.00%
iOx Therapeutics Ltd. ("iOx") [Member]
Disclosure of transactions between related parties [line items]
Additional Investment	$ 950,000